1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

STUART STRAUSS

stuart.strauss@dechert.com
+1 212 698 3529 Direct
+1 212 698 0452 Fax

December 22, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Asen Parachkevov

Re:                             Preliminary Proxy Materials for

Morgan Stanley Eastern Europe Fund, Inc.

(the “Fund”)

Dear Mr. Parachkevov:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Special Meeting of Stockholders.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 698-3529 or Kristin M. Hester at (212) 649-8796.

Very truly yours,

/s/ Stuart Strauss
Stuart M. Strauss

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